PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Machinery and electronic equipment	677,471	744,126	104,808
Leasehold improvements	683,804	674,716	95,032
Motor vehicles	179,769	216,535	30,498
Construction in progress	49,193	20,223	2,848
	1,590,237	1,655,600	233,186
Less: accumulated depreciation	(805,505)	(936,696)	(131,931)
Impairment	—	(94,699)	(13,338)
	784,732	624,205	87,917